Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share capital amount		Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2017	$ 628		$ 131,491	$ (2,520)	$ (53,203)	$ 76,396
Balance (in Shares) at Dec. 31, 2017	13,409,975
Cumulative effect of changes in accounting principles (ASC 606)					337	337
Share-based compensation and RSUs			2,121			2,121
Exercise of options into Ordinary Shares	$ 11		2,122			2,133
Exercise of options into Ordinary Shares (in Shares)	215,542
RSUs vested	$ 4		(4)
RSUs vested (in Shares)	74,210
Net loss					(2,415)	(2,415)
Other comprehensive loss				(92)		(92)
Balance at Dec. 31, 2018	$ 643		135,730	(2,612)	(55,281)	78,480
Balance (in Shares) at Dec. 31, 2018	13,699,727
Share-based compensation and RSUs			2,228			2,228
Exercise of options into Ordinary Shares		[1]	16			16
Exercise of options into Ordinary Shares (in Shares)	2,250
RSUs vested	$ 5		(5)
RSUs vested (in Shares)	84,176
Net loss					(6,832)	(6,832)
Other comprehensive loss				(22)		(22)
Balance at Dec. 31, 2019	$ 648		137,969	(2,634)	(62,113)	73,870
Balance (in Shares) at Dec. 31, 2019	13,786,153
Share-based compensation and RSUs			2,169			2,169
RSUs vested	$ 9		(9)
RSUs vested (in Shares)	145,303
Net loss					(3,992)	(3,992)
Other comprehensive loss				(28)		(28)
Balance at Dec. 31, 2020	$ 657		$ 140,129	$ (2,662)	$ (66,105)	$ 72,019
Balance (in Shares) at Dec. 31, 2020	13,931,456

[1]	Represents an amount lower than $1.